LIABILITY UNDER PUT OPTION AGREEMENT (Details) - RUB (₽) ₽ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2007	Dec. 31, 2018	Dec. 31, 2017
Aramayo
Liability under put option agreement
Stake acquired		80.00%
Liabilities under put option agreements | MTS Armenia
Liability under put option agreement
Liabilities		₽ 3,629	₽ 2,012
Call and put option agreement | Aramayo
Liability under put option agreement
Remaining stake to be acquired		20.00%
ICH
Liability under put option agreement
Stake acquired	80.00%
ICH | MTS Armenia
Liability under put option agreement
Stake acquired	100.00%
ICH | Call and put option agreement
Liability under put option agreement
Remaining stake to be acquired	20.00%